Schedule of Accrued Compensation (Details) - USD ($)	Oct. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Balance Sheet Details
Accrued payroll	$ 208,781	$ 311,662	$ 311,590
401K payable	15,579	7,333	9,065
Accrued severance	244,258	57,982
Total	$ 468,618	$ 376,977	$ 320,655